Trade and Other Receivables - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and Other Receivables
Current contract assets	€ 83	€ 36
Trade receivables	651	705
Other receivables	13	11
Personnel	1	1
Advance payments	7	6
Taxation authorities, VAT recoverable	55	54
Other public entities	25	6
Other receivables	101	78
Current income tax assets	17	53
Total current contract assets, trade and other receivables	852	872
Cost
Trade and Other Receivables
Trade receivables	619	687
Receivables from associates	55	39
Accumulated impairment
Trade and Other Receivables
Trade receivables	€ (23)	€ (21)